Debt and Credit Agreements - Schedule of Long-term Debt Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
2022	$ 2,153
2023	864
2024	817
2025	1,322
2026	1,611
Thereafter	25,888
Long-term Debt	32,655
Long-term debt to financing trusts	390	$ 390
Long-term debt to financing trusts [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts	390	390
ComEd Financing III Affiliate [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts	206	206
ComEd Financing III Affiliate [Member] | Long-term debt to financing trusts [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts		206
Commonwealth Edison Co [Member]
Debt Instrument [Line Items]
2022	0
2023	0
2024	250
2025	0
2026	500
Thereafter	9,342
Long-term Debt	10,092
Long-term debt to financing trusts	205	205
Commonwealth Edison Co [Member] | Long-term debt to financing trusts [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts	206	206
Commonwealth Edison Co [Member] | ComEd Financing III Affiliate [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts	205	205
Commonwealth Edison Co [Member] | ComEd Financing III Affiliate [Member] | Long-term debt to financing trusts [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts	206	206
PECO Energy Co [Member]
Debt Instrument [Line Items]
2022	350
2023	50
2024	0
2025	350
2026	0
Thereafter	3,684
Long-term Debt	4,434
Long-term debt to financing trusts	184	184
PECO Energy Co [Member] | ComEd Financing III Affiliate [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts	0	$ 0
PECO Energy Co [Member] | PECO Financing Trusts [Member] | Long-term debt to financing trusts [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts	184
Baltimore Gas and Electric Company [Member]
Debt Instrument [Line Items]
2022	250
2023	300
2024	0
2025	0
2026	350
Thereafter	3,100
Long-term Debt	4,000
Pepco Holdings LLC [Member]
Debt Instrument [Line Items]
2022	399
2023	512
2024	562
2025	162
2026	11
Thereafter	5,438
Long-term Debt	7,084
Potomac Electric Power Company [Member]
Debt Instrument [Line Items]
2022	313
2023	4
2024	404
2025	4
2026	4
Thereafter	2,757
Long-term Debt	3,486
Delmarva Power & Light Company [Member]
Debt Instrument [Line Items]
2022	83
2023	505
2024	5
2025	5
2026	4
Thereafter	1,219
Long-term Debt	1,821
Atlantic City Electric Company [Member]
Debt Instrument [Line Items]
2022	3
2023	3
2024	153
2025	153
2026	3
Thereafter	1,277
Long-term Debt	$ 1,592